Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 24,598	$ 91,545
Accounts receivable, net	50
Inventories	34
Prepaid expenses and other current assets	150	3
Total current assets	24,832	91,548
Property and equipment, net	953
Intangible assets, net	1,333
Goodwill	306
Investments	500	12,784
Other non-current assets	23
Total Assets	27,947	104,332
Current Liabilities:
Accounts payable	495	2,562
Accounts payable - related parties	15	17
Accrued expenses	336	68
Accrued income taxes	4	25,325
Due to former parent		33,943
Other current liabilities	35
Total current liabilities	885	61,915
Deferred tax liabilities	39
Total Liabilities	924	61,915
Commitments and contingencies
Stockholders' Equity
Preferred stock - $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2013 and 2012
Common stock - $0.0001 par value; 1,000,000,000 shares authorized; 22,368,453 and 20,590,596 shares issued and outstanding at December 31, 2013 and 2012	2	2
Additional paid-in capital	21,546	17,821
Retained earnings	5,475	24,594
Total Stockholders' Equity	27,023	42,417
Total Liabilities and Stockholders' Equity	$ 27,947	$ 104,332